Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (A)	1,363	$ 426,455
Boeing Co. (A)	10,864	2,096,643
General Dynamics Corp.	4,313	1,218,379
Howmet Aerospace, Inc.	7,324	501,181
Huntington Ingalls Industries, Inc.	759	221,226
L3 Harris Technologies, Inc.	3,635	774,619
Lockheed Martin Corp.	4,109	1,869,061
Northrop Grumman Corp.	2,669	1,277,544
RTX Corp.	25,260	2,463,608
Textron, Inc.	3,721	356,956
TransDigm Group, Inc.	1,062	1,307,959

		12,513,631

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	2,217	168,802
Expeditors International of Washington, Inc.	2,650	322,160
FedEx Corp.	4,317	1,250,808
United Parcel Service, Inc., Class B	13,698	2,035,934

		3,777,704

Automobile Components - 0.1%
Aptiv PLC (A)	5,262	419,119
BorgWarner, Inc.	4,003	139,064

		558,183

Automobiles - 1.3%
Ford Motor Co.	74,177	985,070
General Motors Co.	21,818	989,446
Tesla, Inc. (A)	52,616	9,249,367

		11,223,883

Banks - 3.3%
Bank of America Corp.	130,848	4,961,756
Citigroup, Inc.	36,038	2,279,043
Citizens Financial Group, Inc.	8,939	324,396
Comerica, Inc.	2,321	127,632
Fifth Third Bancorp	12,917	480,642
Huntington Bancshares, Inc.	27,578	384,713
JPMorgan Chase & Co.	54,891	10,994,667
KeyCorp	17,508	276,802
M&T Bank Corp.	3,085	448,682
PNC Financial Services Group, Inc.	7,562	1,222,019
Regions Financial Corp.	17,386	365,802
Truist Financial Corp.	25,167	981,010
US Bancorp	29,310	1,310,157
Wells Fargo & Co.	68,069	3,945,279

		28,102,600

Beverages - 1.4%
Brown-Forman Corp., Class B	3,525	181,961
Coca-Cola Co.	73,960	4,524,873
Constellation Brands, Inc., Class A	3,083	837,836
Keurig Dr. Pepper, Inc.	19,756	605,917
Molson Coors Beverage Co., Class B	3,406	229,053
Monster Beverage Corp. (A)	13,823	819,427
PepsiCo, Inc.	26,124	4,571,961

		11,771,028

	Shares	Value
COMMON STOCKS (continued)
Biotechnology - 1.9%
AbbVie, Inc.	33,543	$ 6,108,180
Amgen, Inc.	10,180	2,894,378
Biogen, Inc. (A)	2,734	589,532
Gilead Sciences, Inc.	23,620	1,730,165
Incyte Corp. (A)	3,420	194,837
Moderna, Inc. (A)	6,338	675,377
Regeneron Pharmaceuticals, Inc. (A)	1,993	1,918,243
Vertex Pharmaceuticals, Inc. (A)	4,882	2,040,725

		16,151,437

Broadline Retail - 3.8%
Amazon.com, Inc. (A)	173,469	31,290,338
eBay, Inc.	9,723	513,180
Etsy, Inc. (A)	2,235	153,589

		31,957,107

Building Products - 0.5%
A.O. Smith Corp.	2,371	212,110
Allegion PLC	1,675	225,639
Builders FirstSource, Inc. (A)	2,327	485,296
Carrier Global Corp.	15,834	920,430
Johnson Controls International PLC	12,801	836,161
Masco Corp.	4,096	323,093
Trane Technologies PLC	4,300	1,290,860

		4,293,589

Capital Markets - 2.8%
Ameriprise Financial, Inc.	1,881	824,706
Bank of New York Mellon Corp.	14,388	829,037
BlackRock, Inc.	2,663	2,220,143
Blackstone, Inc.	13,712	1,801,345
Cboe Global Markets, Inc.	1,997	366,909
Charles Schwab Corp.	28,191	2,039,337
CME Group, Inc.	6,769	1,457,298
FactSet Research Systems, Inc.	701	318,527
Franklin Resources, Inc.	5,960	167,536
Goldman Sachs Group, Inc.	6,208	2,593,019
Intercontinental Exchange, Inc.	10,764	1,479,297
Invesco Ltd.	8,399	139,339
MarketAxess Holdings, Inc.	721	158,079
Moody’s Corp.	2,990	1,175,160
Morgan Stanley	23,727	2,234,134
MSCI, Inc.	1,479	828,906
Nasdaq, Inc.	7,303	460,819
Northern Trust Corp.	3,765	334,784
Raymond James Financial, Inc.	3,478	446,645
S&P Global, Inc.	6,116	2,602,052
State Street Corp.	5,854	452,631
T. Rowe Price Group, Inc.	4,179	509,504

		23,439,207

Chemicals - 1.6%
Air Products & Chemicals, Inc.	4,252	1,030,132
Albemarle Corp.	2,255	297,074
Celanese Corp.	1,854	318,628
CF Industries Holdings, Inc.	3,614	300,721
Corteva, Inc.	13,331	768,799
Dow, Inc.	13,469	780,259
DuPont de Nemours, Inc.	8,159	625,551
Eastman Chemical Co.	2,122	212,667
Ecolab, Inc.	4,782	1,104,164
FMC Corp.	2,412	153,644
International Flavors & Fragrances, Inc.	4,827	415,074
Linde PLC	9,217	4,279,638

Transamerica Series Trust	Page 1

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
LyondellBasell Industries NV, Class A	4,939	$ 505,161
Mosaic Co.	6,342	205,861
PPG Industries, Inc.	4,447	644,370
Sherwin-Williams Co.	4,428	1,537,977

		13,179,720

Commercial Services & Supplies - 0.6%
Cintas Corp.	1,632	1,121,233
Copart, Inc. (A)	16,630	963,210
Republic Services, Inc.	3,805	728,429
Rollins, Inc.	5,263	243,519
Veralto Corp.	4,130	366,166
Waste Management, Inc.	6,894	1,469,456

		4,892,013

Communications Equipment - 0.8%
Arista Networks, Inc. (A)	4,781	1,386,394
Cisco Systems, Inc.	76,825	3,834,336
F5, Inc. (A)	1,154	218,787
Juniper Networks, Inc.	6,070	224,954
Motorola Solutions, Inc.	3,155	1,119,962

		6,784,433

Construction & Engineering - 0.1%
Quanta Services, Inc.	2,738	711,332

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	1,169	717,696
Vulcan Materials Co.	2,504	683,392

		1,401,088

Consumer Finance - 0.5%
American Express Co.	10,805	2,460,190
Capital One Financial Corp.	7,182	1,069,328
Discover Financial Services	4,783	627,003
Synchrony Financial	7,863	339,053

		4,495,574

Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	8,430	6,176,071
Dollar General Corp.	4,159	649,054
Dollar Tree, Inc. (A)	3,876	516,089
Kroger Co.	12,541	716,467
Sysco Corp.	9,487	770,155
Target Corp.	8,687	1,539,423
Walgreens Boots Alliance, Inc.	13,643	295,917
Walmart, Inc.	81,350	4,894,829

		15,558,005

Containers & Packaging - 0.2%
Amcor PLC	27,199	258,663
Avery Dennison Corp.	1,529	341,349
Ball Corp.	5,932	399,580
International Paper Co.	6,594	257,298
Packaging Corp. of America	1,671	317,122
Westrock Co.	4,932	243,887

		1,817,899

Distributors - 0.1%
Genuine Parts Co.	2,597	402,353
LKQ Corp.	5,145	274,795
Pool Corp.	704	284,064

		961,212

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	136,136	$ 2,395,994
Verizon Communications, Inc.	79,520	3,336,659

		5,732,653

Electric Utilities - 1.5%
Alliant Energy Corp.	4,675	235,620
American Electric Power Co., Inc.	9,887	851,271
Constellation Energy Corp.	6,104	1,128,324
Duke Energy Corp.	14,502	1,402,488
Edison International	7,397	523,190
Entergy Corp.	3,966	419,127
Evergy, Inc.	4,378	233,698
Eversource Energy	6,566	392,450
Exelon Corp.	18,530	696,172
FirstEnergy Corp.	9,564	369,362
NextEra Energy, Inc.	39,058	2,496,197
NRG Energy, Inc.	4,294	290,661
PG&E Corp.	40,983	686,875
Pinnacle West Capital Corp.	1,960	146,471
PPL Corp.	13,952	384,098
Southern Co.	20,517	1,471,889
Xcel Energy, Inc.	10,479	563,246

		12,291,139

Electrical Equipment - 0.7%
AMETEK, Inc.	4,424	809,150
Eaton Corp. PLC	7,602	2,376,993
Emerson Electric Co.	10,859	1,231,628
Generac Holdings, Inc. (A)	1,140	143,800
Hubbell, Inc.	1,020	423,351
Rockwell Automation, Inc.	2,138	622,863

		5,607,785

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	11,389	1,313,721
CDW Corp.	2,574	658,378
Corning, Inc.	14,275	470,504
Jabil, Inc.	2,447	327,776
Keysight Technologies, Inc. (A)	3,249	508,079
TE Connectivity Ltd.	5,811	843,990
Teledyne Technologies, Inc. (A)	892	382,953
Trimble, Inc. (A)	4,693	302,041
Zebra Technologies Corp., Class A (A)	968	291,794

		5,099,236

Energy Equipment & Services - 0.3%
Baker Hughes Co.	19,094	639,649
Halliburton Co.	16,678	657,447
Schlumberger NV	26,880	1,473,293

		2,770,389

Entertainment - 1.3%
Electronic Arts, Inc.	4,557	604,577
Live Nation Entertainment, Inc. (A)	2,636	278,810
Netflix, Inc. (A)	8,224	4,994,682
Take-Two Interactive Software, Inc. (A)	2,916	432,997
Walt Disney Co.	34,870	4,266,693
Warner Bros Discovery, Inc. (A)	40,619	354,604

		10,932,363

Financial Services - 4.3%
Berkshire Hathaway, Inc., Class B (A)	34,539	14,524,340
Corpay, Inc. (A)	1,373	423,625
Fidelity National Information Services, Inc.	11,151	827,181

Transamerica Series Trust	Page 2

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Fiserv, Inc. (A)	11,440	$ 1,828,341
Global Payments, Inc.	4,909	656,137
Jack Henry & Associates, Inc.	1,375	238,879
Mastercard, Inc., Class A	15,670	7,546,202
PayPal Holdings, Inc. (A)	20,206	1,353,600
Visa, Inc., Class A	30,036	8,382,447

		35,780,752

Food Products - 0.8%
Archer-Daniels-Midland Co.	10,127	636,077
Bunge Global SA	2,840	291,157
Campbell Soup Co.	3,477	154,553
Conagra Brands, Inc.	8,869	262,877
General Mills, Inc.	10,740	751,478
Hershey Co.	2,869	558,020
Hormel Foods Corp.	5,650	197,129
J.M. Smucker Co.	1,944	244,691
Kellanova	4,893	280,320
Kraft Heinz Co.	15,355	566,599
Lamb Weston Holdings, Inc.	2,683	285,820
McCormick & Co., Inc.	4,574	351,329
Mondelez International, Inc., Class A	25,663	1,796,410
Tyson Foods, Inc., Class A	5,575	327,420

		6,703,880

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	2,917	346,744

Ground Transportation - 1.1%
CSX Corp.	37,170	1,377,892
JB Hunt Transport Services, Inc.	1,517	302,262
Norfolk Southern Corp.	4,294	1,094,412
Old Dominion Freight Line, Inc.	3,368	738,636
Uber Technologies, Inc. (A)	38,926	2,996,913
Union Pacific Corp.	11,537	2,837,294

		9,347,409

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	32,826	3,731,003
Align Technology, Inc. (A)	1,345	441,052
Baxter International, Inc.	9,593	410,005
Becton Dickinson & Co.	5,460	1,351,077
Boston Scientific Corp. (A)	27,760	1,901,283
Cooper Cos., Inc.	3,672	372,561
DENTSPLY SIRONA, Inc.	3,605	119,650
Dexcom, Inc. (A)	7,292	1,011,401
Edwards Lifesciences Corp. (A)	11,436	1,092,824
GE HealthCare Technologies, Inc.	8,080	734,553
Hologic, Inc. (A)	4,668	363,917
IDEXX Laboratories, Inc. (A)	1,582	854,169
Insulet Corp. (A)	1,255	215,107
Intuitive Surgical, Inc. (A)	6,668	2,661,132
Medtronic PLC	25,326	2,207,161
ResMed, Inc.	2,834	561,217
STERIS PLC	1,839	413,444
Stryker Corp.	6,439	2,304,325
Teleflex, Inc.	855	193,375
Zimmer Biomet Holdings, Inc.	4,030	531,879

		21,471,135

Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	4,640	519,216
Cencora, Inc.	3,138	762,502
Centene Corp. (A)	10,048	788,567
Cigna Group	5,542	2,012,799
CVS Health Corp.	23,893	1,905,706

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
DaVita, Inc. (A)	1,065	$ 147,023
Elevance Health, Inc.	4,474	2,319,948
HCA Healthcare, Inc.	3,762	1,254,740
Henry Schein, Inc. (A)	2,486	187,743
Humana, Inc.	2,315	802,657
Laboratory Corp. of America Holdings	1,585	346,259
McKesson Corp.	2,480	1,331,388
Molina Healthcare, Inc. (A)	1,105	453,967
Quest Diagnostics, Inc.	2,052	273,142
UnitedHealth Group, Inc.	17,565	8,689,405
Universal Health Services, Inc., Class B	1,169	213,296

		22,008,358

Health Care REITs - 0.2%
Healthpeak Properties, Inc.	13,658	256,087
Ventas, Inc.	7,679	334,344
Welltower, Inc.	10,438	975,327

		1,565,758

Hotel & Resort REITs - 0.0% (B)
Host Hotels & Resorts, Inc.	12,864	266,028

Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc., Class A (A)	8,182	1,349,703
Booking Holdings, Inc.	664	2,408,912
Caesars Entertainment, Inc. (A)	3,893	170,280
Carnival Corp. (A)	19,272	314,905
Chipotle Mexican Grill, Inc. (A)	516	1,499,893
Darden Restaurants, Inc.	2,214	370,070
Domino’s Pizza, Inc.	634	315,022
Expedia Group, Inc. (A)	2,425	334,044
Hilton Worldwide Holdings, Inc.	4,790	1,021,755
Las Vegas Sands Corp.	7,063	365,157
Marriott International, Inc., Class A	4,625	1,166,934
McDonald’s Corp.	13,713	3,866,380
MGM Resorts International (A)	4,916	232,084
Norwegian Cruise Line Holdings Ltd. (A)	7,915	165,661
Royal Caribbean Cruises Ltd. (A)	4,537	630,688
Starbucks Corp.	21,572	1,971,465
Wynn Resorts Ltd.	1,852	189,330
Yum! Brands, Inc.	5,393	747,740

		17,120,023

Household Durables - 0.4%
D.R. Horton, Inc.	5,636	927,404
Garmin Ltd.	2,908	432,914
Lennar Corp., Class A	4,729	813,293
Mohawk Industries, Inc. (A)	932	121,989
NVR, Inc. (A)	59	477,898
PulteGroup, Inc.	4,089	493,215

		3,266,713

Household Products - 1.2%
Church & Dwight Co., Inc.	4,579	477,635
Clorox Co.	2,330	356,746
Colgate-Palmolive Co.	15,627	1,407,211
Kimberly-Clark Corp.	6,325	818,139
Procter & Gamble Co.	44,694	7,251,602

		10,311,333

Independent Power & Renewable Electricity Producers - 0.0% (B)
AES Corp.	12,055	216,146

Transamerica Series Trust	Page 3

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.9%
3M Co.	10,504	$ 1,114,159
General Electric Co.	20,579	3,612,232
Honeywell International, Inc.	12,478	2,561,110

		7,287,501

Industrial REITs - 0.3%
Prologis, Inc.	17,595	2,291,221

Insurance - 2.2%
Aflac, Inc.	9,949	854,221
Allstate Corp.	5,029	870,067
American International Group, Inc.	13,428	1,049,667
Aon PLC, Class A	3,803	1,269,137
Arch Capital Group Ltd. (A)	7,004	647,450
Arthur J Gallagher & Co.	4,147	1,036,916
Assurant, Inc.	958	180,334
Brown & Brown, Inc.	4,470	391,304
Chubb Ltd.	7,721	2,000,743
Cincinnati Financial Corp.	2,977	369,654
Everest Group Ltd.	834	331,515
Globe Life, Inc.	1,514	176,184
Hartford Financial Services Group, Inc.	5,683	585,633
Loews Corp.	3,300	258,357
Marsh & McLennan Cos., Inc.	9,322	1,920,145
MetLife, Inc.	11,469	849,968
Principal Financial Group, Inc.	4,102	354,044
Progressive Corp.	11,145	2,305,009
Prudential Financial, Inc.	6,921	812,525
Travelers Cos., Inc.	4,309	991,673
W.R. Berkley Corp.	3,907	345,535
Willis Towers Watson PLC	1,917	527,175

		18,127,256

Interactive Media & Services - 6.1%
Alphabet, Inc., Class A (A)	111,858	16,882,728
Alphabet, Inc., Class C (A)	93,659	14,260,519
Match Group, Inc. (A)	5,173	187,676
Meta Platforms, Inc., Class A	41,756	20,275,879

		51,606,802

IT Services - 1.2%
Accenture PLC, Class A	11,920	4,131,591
Akamai Technologies, Inc. (A)	2,781	302,462
Cognizant Technology Solutions Corp., Class A	9,437	691,638
EPAM Systems, Inc. (A)	1,051	290,244
Gartner, Inc. (A)	1,468	699,751
International Business Machines Corp.	17,305	3,304,563
VeriSign, Inc. (A)	1,638	310,417

		9,730,666

Leisure Products - 0.0% (B)
Hasbro, Inc.	2,283	129,035

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	5,506	801,178
Bio-Rad Laboratories, Inc., Class A (A)	370	127,972
Bio-Techne Corp.	3,022	212,719
Charles River Laboratories International, Inc. (A)	989	267,970
Danaher Corp.	12,439	3,106,267
Illumina, Inc. (A)	2,997	411,548
IQVIA Holdings, Inc. (A)	3,424	865,895
Mettler-Toledo International, Inc. (A)	410	545,829
Revvity, Inc.	2,325	244,125
Thermo Fisher Scientific, Inc.	7,345	4,268,987

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Waters Corp. (A)	1,124	$ 386,914
West Pharmaceutical Services, Inc.	1,374	543,706

		11,783,110

Machinery - 1.8%
Caterpillar, Inc.	9,682	3,547,775
Cummins, Inc.	2,599	765,795
Deere & Co.	4,981	2,045,896
Dover Corp.	2,589	458,745
Fortive Corp.	6,556	563,947
IDEX Corp.	1,378	336,260
Illinois Tool Works, Inc.	5,152	1,382,436
Ingersoll Rand, Inc.	7,724	733,394
Nordson Corp.	1,005	275,913
Otis Worldwide Corp.	7,704	764,776
PACCAR, Inc.	9,855	1,220,936
Parker-Hannifin Corp.	2,451	1,362,241
Pentair PLC	3,192	272,725
Snap-on, Inc.	977	289,407
Stanley Black & Decker, Inc.	2,797	273,910
Westinghouse Air Brake Technologies Corp.	3,332	485,406
Xylem, Inc.	4,471	577,832

		15,357,394

Media - 0.6%
Charter Communications, Inc., Class A (A)	1,910	555,103
Comcast Corp., Class A	75,299	3,264,212
Fox Corp., Class A	4,563	142,685
Fox Corp., Class B	2,115	60,531
Interpublic Group of Cos., Inc.	7,275	237,383
News Corp., Class A	7,429	194,491
News Corp., Class B	2,256	61,048
Omnicom Group, Inc.	3,845	372,042
Paramount Global, Class B	8,811	103,706

		4,991,201

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	27,232	1,280,449
Newmont Corp.	21,590	773,786
Nucor Corp.	4,597	909,746
Steel Dynamics, Inc.	2,892	428,681

		3,392,662

Multi-Utilities - 0.6%
Ameren Corp.	5,105	377,566
CenterPoint Energy, Inc.	11,977	341,225
CMS Energy Corp.	5,594	337,542
Consolidated Edison, Inc.	6,643	603,251
Dominion Energy, Inc.	16,048	789,401
DTE Energy Co.	3,865	433,421
NiSource, Inc.	7,904	218,625
Public Service Enterprise Group, Inc.	9,447	630,871
Sempra	11,991	861,313
WEC Energy Group, Inc.	6,088	499,946

		5,093,161

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	2,941	379,124
Boston Properties, Inc.	2,745	179,276

		558,400

Oil, Gas & Consumable Fuels - 3.6%
APA Corp.	5,976	205,455
Chevron Corp.	32,959	5,198,953

Transamerica Series Trust	Page 4

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	22,417	$ 2,853,236
Coterra Energy, Inc.	13,852	386,194
Devon Energy Corp.	12,258	615,106
Diamondback Energy, Inc.	3,361	666,049
EOG Resources, Inc.	10,977	1,403,300
EQT Corp.	7,438	275,727
Exxon Mobil Corp.	75,411	8,765,774
Hess Corp.	5,136	783,959
Kinder Morgan, Inc.	36,018	660,570
Marathon Oil Corp.	11,405	323,218
Marathon Petroleum Corp.	7,148	1,440,322
Occidental Petroleum Corp.	12,426	807,566
ONEOK, Inc.	10,903	874,093
Phillips 66	8,285	1,353,272
Pioneer Natural Resources Co.	4,440	1,165,500
Targa Resources Corp.	4,250	475,957
Valero Energy Corp.	6,471	1,104,535
Williams Cos., Inc.	23,166	902,779

		30,261,565

Passenger Airlines - 0.2%
American Airlines Group, Inc. (A)	12,531	192,351
Delta Air Lines, Inc.	11,960	572,525
Southwest Airlines Co.	11,330	330,723
United Airlines Holdings, Inc. (A)	6,187	296,233

		1,391,832

Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	4,379	675,023
Kenvue, Inc.	32,506	697,579

		1,372,602

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	38,547	2,090,404
Catalent, Inc. (A)	3,476	196,220
Eli Lilly & Co.	15,139	11,777,536
Johnson & Johnson	45,725	7,233,238
Merck & Co., Inc.	48,142	6,352,337
Pfizer, Inc.	106,822	2,964,311
Viatris, Inc.	22,400	267,456
Zoetis, Inc.	8,711	1,473,988

		32,355,490

Professional Services - 0.7%
Automatic Data Processing, Inc.	7,783	1,943,726
Broadridge Financial Solutions, Inc., ADR	2,186	447,824
Dayforce, Inc. (A)	2,943	194,856
Equifax, Inc.	2,335	624,659
Jacobs Solutions, Inc.	2,328	357,884
Leidos Holdings, Inc.	2,511	329,167
Paychex, Inc.	6,145	754,606
Paycom Software, Inc.	927	184,482
Robert Half, Inc.	1,865	147,857
Verisk Analytics, Inc.	2,698	636,000

		5,621,061

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	5,696	553,879
CoStar Group, Inc. (A)	7,695	743,337

		1,297,216

Residential REITs - 0.3%
AvalonBay Communities, Inc.	2,737	507,878
Camden Property Trust	2,012	197,981
Equity Residential	6,533	412,298

	Shares	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Essex Property Trust, Inc.	1,221	$ 298,913
Invitation Homes, Inc.	10,812	385,015
Mid-America Apartment Communities, Inc.	2,127	279,871
UDR, Inc.	5,860	219,222

		2,301,178

Retail REITs - 0.3%
Federal Realty Investment Trust	1,283	131,020
Kimco Realty Corp.	13,079	256,479
Realty Income Corp.	15,556	841,579
Regency Centers Corp.	3,144	190,401
Simon Property Group, Inc.	6,155	963,196

		2,382,675

Semiconductors & Semiconductor Equipment - 10.2%
Advanced Micro Devices, Inc. (A)	30,701	5,541,223
Analog Devices, Inc.	9,397	1,858,633
Applied Materials, Inc.	15,826	3,263,796
Broadcom, Inc.	8,355	11,073,800
Enphase Energy, Inc. (A)	2,488	300,998
First Solar, Inc. (A)	1,945	328,316
Intel Corp.	79,958	3,531,745
KLA Corp.	2,578	1,800,913
Lam Research Corp.	2,473	2,402,693
Microchip Technology, Inc.	10,118	907,686
Micron Technology, Inc.	20,901	2,464,019
Monolithic Power Systems, Inc.	924	625,936
NVIDIA Corp.	46,870	42,349,857
NXP Semiconductors NV	4,925	1,220,267
ON Semiconductor Corp. (A)	8,123	597,447
Qorvo, Inc. (A)	1,849	212,321
QUALCOMM, Inc.	21,102	3,572,569
Skyworks Solutions, Inc.	3,119	337,850
Teradyne, Inc.	2,826	318,858
Texas Instruments, Inc.	17,202	2,996,760

		85,705,687

Software - 10.6%
Adobe, Inc. (A)	8,592	4,335,523
ANSYS, Inc. (A)	1,673	580,799
Autodesk, Inc. (A)	4,029	1,049,232
Cadence Design Systems, Inc. (A)	5,188	1,614,921
Fair Isaac Corp. (A)	478	597,314
Fortinet, Inc. (A)	12,145	829,625
Gen Digital, Inc.	10,550	236,320
Intuit, Inc.	5,294	3,441,100
Microsoft Corp.	140,991	59,317,734
Oracle Corp.	30,143	3,786,262
Palo Alto Networks, Inc. (A)	6,011	1,707,905
PTC, Inc. (A)	2,244	423,981
Roper Technologies, Inc.	2,030	1,138,505
Salesforce, Inc.	18,392	5,539,303
ServiceNow, Inc. (A)	3,878	2,956,587
Synopsys, Inc. (A)	2,891	1,652,206
Tyler Technologies, Inc. (A)	766	325,558

		89,532,875

Specialized REITs - 1.0%
American Tower Corp.	8,837	1,746,103
Crown Castle, Inc.	8,113	858,599
Digital Realty Trust, Inc.	5,773	831,543
Equinix, Inc.	1,765	1,456,707
Extra Space Storage, Inc.	4,006	588,882
Iron Mountain, Inc.	5,480	439,551
Public Storage	2,988	866,699
SBA Communications Corp.	2,003	434,050

Transamerica Series Trust	Page 5

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
VICI Properties, Inc.	19,147	$ 570,389
Weyerhaeuser Co.	14,079	505,577

		8,298,100

Specialty Retail - 2.0%
AutoZone, Inc. (A)	327	1,030,589
Bath & Body Works, Inc.	4,398	219,988
Best Buy Co., Inc.	3,588	294,324
CarMax, Inc. (A)	2,917	254,100
Home Depot, Inc.	18,904	7,251,574
Lowe’s Cos., Inc.	10,882	2,771,972
O’Reilly Automotive, Inc. (A)	1,114	1,257,572
Ross Stores, Inc.	6,326	928,404
TJX Cos., Inc.	21,481	2,178,603
Tractor Supply Co.	2,021	528,936
Ulta Beauty, Inc. (A)	927	484,710

		17,200,772

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	275,436	47,231,765
Hewlett Packard Enterprise Co.	24,273	430,360
HP, Inc.	16,726	505,460
NetApp, Inc.	3,927	412,217
Seagate Technology Holdings PLC	3,596	334,608
Super Micro Computer, Inc. (A)	958	967,609
Western Digital Corp. (A)	6,056	413,261

		50,295,280

Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (A)	489	460,276
Lululemon Athletica, Inc. (A)	2,200	859,430
NIKE, Inc., Class B	22,974	2,159,097
Ralph Lauren Corp.	755	141,759
Tapestry, Inc.	4,252	201,885
VF Corp.	6,010	92,193

		3,914,640

Tobacco - 0.5%
Altria Group, Inc.	33,283	1,451,805
Philip Morris International, Inc.	29,378	2,691,612

		4,143,417

Trading Companies & Distributors - 0.3%
Fastenal Co.	10,747	829,024
United Rentals, Inc.	1,274	918,694
WW Grainger, Inc.	831	845,376

		2,593,094

Water Utilities - 0.1%
American Water Works Co., Inc.	3,617	442,034

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	9,827	1,603,963

Total Common Stocks (Cost $590,745,445)		835,489,379

Principal	Value
REPURCHASE AGREEMENT - 0.4%

Fixed Income Clearing Corp., 2.50% (C), dated 03/28/2024, to be repurchased at $3,178,366 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $3,241,072.

$ 3,177,483	$ 3,177,483

Total Repurchase Agreement (Cost $3,177,483)	3,177,483

Total Investments (Cost $593,922,928)	838,666,862
Net Other Assets (Liabilities) - 0.3%	2,112,736

Net Assets - 100.0%	$ 840,779,598

Transamerica Series Trust	Page 6

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	13	06/21/2024	$3,418,679	$3,450,525	$31,846	$—

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$835,489,379	$—	$—	$835,489,379
Repurchase Agreement	—	3,177,483	—	3,177,483

Total Investments	$835,489,379	$3,177,483	$—	$838,666,862

Other Financial Instruments
Futures Contracts (E)	$31,846	$—	$—	$31,846

Total Other Financial Instruments	$31,846	$—	$—	$31,846

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.01% or (0.01)%.
(C)	Rate disclosed reflects the yield at March 31, 2024.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 7

Transamerica S&P 500 Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica S&P 500 Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 8